Related party transactions - Schedule of Balances with Related Parties (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Non-current assets	€ 1,479,375	€ 1,141,070
Current assets	1,287,636	1,285,657
Non-current liabilities	853,992	827,422
Current liabilities	1,012,123	866,984
Zegna Group
Disclosure of transactions between related parties [line items]
Non-current assets	1,479,375	1,141,070
Current assets	1,287,636	1,285,657
Non-current liabilities	853,992	827,422
Current liabilities	1,012,123	866,984
Related parties
Disclosure of transactions between related parties [line items]
Non-current assets	80,775	51,546
Current assets	44,128	14,378
Non-current liabilities	90,565	43,341
Current liabilities	24,646	18,900
Associates
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	601	14,009
Non-current liabilities	0	0
Current liabilities	929	3,196
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	11,808
Non-current liabilities	0	0
Current liabilities	0	366
Associates | Filati Biagioli Modesto S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	598	2,200
Non-current liabilities	0	0
Current liabilities	927	2,830
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	0
Non-current liabilities	0	0
Current liabilities	2	0
Associates | Pelletteria Tizeta S.r.l
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	1
Non-current liabilities	0	0
Current liabilities	0	0
Associates | Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	3	0
Non-current liabilities	0	0
Current liabilities	0	0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Monterubello
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0
Non-current liabilities	0	0
Current liabilities	0	0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	55	32
Non-current liabilities	0	0
Current liabilities	56	67
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	4
Non-current liabilities	0	0
Current liabilities	4,176	4,102
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | EZ Real Estate
Disclosure of transactions between related parties [line items]
Non-current assets	43,215	41,671
Current assets	82	69
Non-current liabilities	37,320	35,776
Current liabilities	8,503	6,476
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | 61 West 23rd Street LLC
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	24
Non-current liabilities	0	0
Current liabilities	0	0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Non-current assets	37,154	9,875
Current assets	0	0
Non-current liabilities	33,245	7,565
Current liabilities	5,291	2,471
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Non-current assets	406	0
Current assets	188	240
Non-current liabilities	0	0
Current liabilities	2,144	2,204
UBS Group AG
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	43,202	0
Non-current liabilities	20,000	0
Current liabilities	3,017	0
Other
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	0
Non-current liabilities	0	0
Current liabilities	€ 530	€ 384